Intangibles (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 576,020	$ 489,568
Accumulated Amortization	288,173	231,837
Net book value	287,847	257,731
Additions	80,833	37,262
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	249,308	221,283
Accumulated Amortization	150,337	129,948
Net book value	98,971	91,335
Additions	23,675	10,812
Weighted average amortization period of additions	3 years 9 months 29 days	3 years 8 months 19 days
Adjustments to fair value of intangibles acquired in prior periods	572
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	247,553	205,324
Accumulated Amortization	104,833	78,162
Net book value	142,720	127,162
Additions	42,221	18,944
Weighted average amortization period of additions	6 years 7 months 6 days	7 years 4 months 9 days
Adjustments to fair value of intangibles acquired in prior periods	531
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	31,602	24,732
Accumulated Amortization	20,932	14,903
Net book value	10,670	9,829
Additions	6,990	7,173
Weighted average amortization period of additions	4 years 6 months 14 days	3 years 10 months 6 days
Transfer Station Permits [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	34,415	27,622
Accumulated Amortization	6,837	5,324
Net book value	27,578	22,298
Additions	5,570	250
Weighted average amortization period of additions	20 years 0 months 0 days	20 years 0 months 0 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	13,142	10,607
Accumulated Amortization	5,234	3,500
Net book value	7,908	7,107
Additions	$ 2,377	$ 83
Weighted average amortization period of additions	3 years 8 months 1 day	2 years 0 months 0 days